Borrowings and debt - Schedule of reconciliation of movements of borrowings and debt arising financing activities explanatory (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Borrowings and debt
Balance as of january 1,	$ 3,304,178	$ 1,966,271	$ 3,118,396
Net increase (decrease) in short-term borrowings and debt	579,065	1,196,710	(1,212,023)
Proceeds from long-term borrowings and debt	1,038,110	266,640	827,732
Payments of long-term borrowings and debt	(536,792)	(97,520)	(781,274)
Change in foreign currency rates	45,460	(27,528)	15,902
Fair value adjustment due to hedge accounting relationship	(9,334)	(2,034)	826
Other adjustments	(4,176)	1,639	(3,288)
Balance as of december 31,	$ 4,416,511	$ 3,304,178	$ 1,966,271